ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.  ACQUISITIONS

The Fresh Diet

The Fresh Diet Merger on August 15, 2014 was accounted for as an acquisition of an ongoing business in accordance with ASC Topic 805 - Business Combinations (“ASC 805”), where the Company was treated as the acquirer and the acquired assets and assumed liabilities were recorded by the Company at their preliminary estimated fair values. The total purchase price of the assets acquired and assumed liabilities included; cash, inventory, accounts receivable, fixed assets, deposits and trade names and, accounts payable and notes payable.

The acquisition date estimated fair value of the consideration transferred totaled $12,645,912,  which consisted of the following:

Cash	$3,000,000
Common Stock – 6,889,937 shares	9,645,912
Total purchase price	$12,645,912

Tangible assets acquired	$2,567,223
Liabilities assumed	11,035,724
Net tangible assets	(8,468,501)
Customer relationships	2,700,000
Tradenames	1,800,000
Goodwill	16,614,413
Total purchase price	$12,645,912

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by management with the assistance of a third party valuation expert.  As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, we record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

During the three months ended March 31, 2015, the Company paid the amount of $3,000,000 in cash to certain former shareholders of The Fresh Diet, and cancelled 3,110,063 shares of common stock with a value of $4,354,088; these shares were originally intended to be issued  in the acquisition of The Fresh Diet. This resulted in a decrease in the value of The Fresh Diet acquisition in the net amount of $1,354,088; this amount was credited to goodwill during the three months ended March 31, 2015; see Note 8.

Pro forma results

The following table sets forth the unaudited pro forma results of the Company as if the acquisition of FD had taken place on the first day of the March 31, 2014 three months period presented.  These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Three months ended March 31,
2014
Total revenues	$11,679,255
Net (loss) income attributable to Innovative Food Holdings, Inc.	240,650
Basic net (loss) income per common share	$0.017
Diluted net (loss) income per common share	$(0.012)
Weighted average shares - basic	14,428,474
Weighted average shares - diluted	20,453,284

Organic Food Brokers

Pursuant to a purchase agreement, effective June 30, 2014, the Company purchased 100% of the membership interest of Organic Food Brokers, LLC, a Colorado limited liability company.  OFB is a dedicated foodservice consulting and advisory firm that works closely with companies to access private label and manufacturers’ label food service opportunities with the intent of helping them launch and commercialize new products in the retail foodservice industry and provides emerging food brands distribution and shelf placement access in the major metro markets in the food retail industry.

The purchase price consisted of (i) One Hundred Thousand ($100,000) Dollars in cash, (ii) a Convertible Promissory Note in the face amount of Two Hundred Thousand ($200,000) Dollars, and (iii) stock options issued by the Company to acquire one hundred thousand (100,000) shares of its common stock over the four year period following the closing date at an exercise price per share of $1.46. The Note is secured by the Company’s grant of a second priority secured interest in the assets of OFB.  In addition, the company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date. The Company believes it is likely that these payments will be made, and accordingly has recorded the entire amount of $225,000 as a contingent liability on its balance sheet at acquisition. During the three months ended March 31, 2015, payments in the aggregate amount of $26,250  have been made under this contingent liability; at March 31, 2015, the balance of the contingent liability was  $146,250.  The entire cost of the acquisition was $596,349, which was allocated to customer list, an intangible asset with a useful life of 60 months. $29,817 of this amount was amortized during the three months ended March 31, 2015.

2. ACQUISITIONS

The Fresh Diet

The Fresh Diet Merger (“FD”) was accounted for as an acquisition of an ongoing business in accordance with ASC Topic 805 - Business Combinations (“ASC 805”), where the Company was treated as the acquirer and the acquired assets and assumed liabilities were recorded by the Company at their estimated fair values. The total purchase price of the assets acquired and assumed liabilities included; cash, inventory, accounts receivable, fixed assets, deposits, deferred revenue, accounts payable and notes payable.

The assets and liabilities of FD were recorded at their respective fair values as of the date of acquisition. Any difference between the cost of the acquired entry and the fair value of the assets acquired and liabilities assumed is recorded as goodwill.

The acquisition date estimated fair value of the consideration transferred totaled $14.0 million, which consisted of the following:

Common Stock - 10,000,000 shares	$14,000,000
Total purchase price	$14,000,000

Tangible assets acquired	$2,567,223
Liabilities assumed	11,035,724
Net tangible assets	(8,468,501)
Customer relationships	2,700,000
Trade names	1,800,000
Goodwill	17,968,501
Total purchase price	$14,000,000

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by management with the assistance of a third party valuation expert.  As a result, during the preliminary purchase price allocation period, which may be up to one year from the business combination date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, we record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in our operating results in the period in which the adjustments were determined.

Pro Forma Results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of FD had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

	Twelve months ended December 31,
	2014	2013
Total revenues	$44,409,414	$48,530,096
Net loss attributable to Innovative Food Holdings, Inc.	(2,649,813)	(2,973,805)
Basic net income (loss) per common share	$(0.125)	$(0.150)
Diluted net income (loss) per common share	$(0.125)	$(0.150)
Weighted average shares - basic	21,117,743	19,809,088
Weighted average shares - diluted	21,117,743	19,809,088

Organic Food Brokers

Pursuant to a purchase agreement, effective June 30, 2014, the Company purchased 100% of the membership interest of Organic Food Brokers, LLC, a Colorado limited liability company.  OFB is a dedicated foodservice consulting and advisory firm that works closely with companies to access private label and manufacturers’ label food service opportunities with the intent of helping them launch and commercialize new products in the retail foodservice industry and provides emerging food brands distribution and shelf placement access in the major metro markets in the food retail industry.

The purchase price consisted of (i) One Hundred Thousand ($100,000) Dollars in cash, (ii) a Convertible Promissory Note in the face amount of Two Hundred Thousand ($200,000) Dollars, and (iii) stock options issued by the Company to acquire one hundred thousand (100,000) shares of its common stock over the four year period following the closing date at an exercise price per share of $1.46. The Note is secured by the Company’s grant of a second priority secured interest in the assets of OFB.  In addition, the company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date. The Company believes it is likely that these payments will be made, and accordingly has recorded the entire amount of $225,000 as a contingent liability on its balance sheet at acquisition. During the twelve months ended December 31, 2014, payments in the aggregate amount of $52,500 have been made under this contingent liability; at December 31, 2014, the balance of the contingent liability is $172,500. The entire cost of the acquisition was $596,349, which was allocated to customer list, an intangible asset with a useful life of 60 months. $59,635 of this amount was amortized during the twelve months ended December 31, 2014.